N-2 - USD ($)				3 Months Ended										6 Months Ended		12 Months Ended
		Nov. 21, 2024	Nov. 08, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024		Jan. 31, 2024	Oct. 31, 2023		Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2024		Apr. 30, 2024		Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017		Oct. 31, 2016		Oct. 31, 2015		Oct. 31, 2014		Oct. 31, 2013	[8]
Cover [Abstract]
Entity Central Index Key		0001390195
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-282296
Investment Company Act File Number		811-22016
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		6
Entity Registrant Name		abrdn Global Premier Properties Fund
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		405-5700
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	--
Offering expenses Borne by the Fund (as a percentage of offering price)(2)	--
Dividend reinvestment and optional cash purchase plan fees: (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend	$0.12 (per share)
Reinvestment Account	and $25.00 (max)

(1) If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.

(2) Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3) Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus.

Sales Load [Percent]	[1]	0.00%
Underwriters Compensation [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Shares)
Advisory fee(4)	1.22%
Interest expenses on bank borrowings(5)	1.45%
Other expenses	0.29%
Total annual expenses	2.96%
Less: fee waivers or expense reimbursement(6)	0.32%
Total annual expenses after fee waivers or expense reimbursement	2.64%

(4) The Adviser receives a monthly fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the period ended April 30, 2024, were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period.

(5) The percentage in the table is based on average total borrowings of $ 77,181,417 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas (the “Credit Facility”) as of April 30, 2024, representing approximately % of the Fund’s Managed Assets) and an average interest rate during the six-month period ended April 30, 2024, of 6.37%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

(6) Fee waivers and/or expense reimbursements have been restated to reflect current contractual rates. Effective August 1, 2024, the Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit total operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) as a percentage of net assets to 1.40% per annum of the Fund’s average daily net assets on an annualized basis until June 30, 2026. The Fund may repay any such waiver or reimbursement from the Adviser, within three years of the waiver or reimbursement, provided that such repayments do not cause the Fund to exceed (i) the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or (ii) the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest is not subject to the reimbursement agreement, interest expenses are included in the “Total annual expenses after expense reimbursement” line item.

Management Fees [Percent]	[3]	1.22%
Interest Expenses on Borrowings [Percent]	[4]	1.45%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.29%
Total Annual Expenses [Percent]		2.96%
Waivers and Reimbursements of Fees [Percent]	[5]	0.32%
Net Expense over Assets [Percent]		2.64%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$27	$85	$150	$323

* The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. The expense reimbursement agreement for the Fund, described in footnote 6 to the fee table above, is reflected in the figures listed in the above expense example for the current duration of the agreement only. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements.”

Expense Example, Year 01	[6]	$ 27
Expense Example, Years 1 to 3	[6]	85
Expense Example, Years 1 to 5	[6]	150
Expense Example, Years 1 to 10	[6]	$ 323
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that holders of common shares of beneficial interest with no par value (“Common Shares”) (the “Common Shareholders”) would bear directly or indirectly. The expenses shown in the table under “Other expenses” are estimated for the Fund’s current fiscal year. The expenses shown in the table under “Interest expenses on bank borrowings,” “Total annual expenses” and “Total annual expenses after expense reimbursement” are based on the Fund’s capital structure as of April 30, 2024 and have been restated to reflect the expense limitation agreement effective August 1, 2024. The table reflects Fund expenses as a percentage of net assets attributable to Common Shares.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Year Ended/Period	Title of Security	Total Amount Outstanding (000 omitted)(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit	Asset Coverage Per $1000(3)
April 30, 2024	Committed Facility Agreement	$88,790	462%	-	$4,615
October 31, 2023	Committed Facility Agreement	$79,810	482%	-	$4,819
October 31, 2022	Committed Facility Agreement	$65,048	655%	-	$6,555
October 31, 2021	Committed Facility Agreement	$106,848	646%	-	$6,465
October 31, 2020	Committed Facility Agreement	$30,415	1,568%	-	$15,681
October 31, 2019	Committed Facility Agreement	$37,522	1,757%	-	$17,575
October 31, 2018	Committed Facility Agreement	$16,248	3,329%	-	$33,294
October 31, 2017	Committed Facility Agreement	N/A	N/A	-	$-
October 31, 2016	Committed Facility Agreement	$12,602	- (4)	-	$44,230
October 31, 2015	Committed Facility Agreement	$53,158	- (4)	-	$12,658
October 31, 2014	Committed Facility Agreement	$15,216	- (4)	-	$45,171

(1)	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.

(2)	The asset coverage ratio for the Committed Facility Agreement is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of any senior securities, which includes the Committed Facility Agreement, and then multiplying by $1,000.

(3)	Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.

(4)	The fund did not disclose asset coverage ratio of line of credit payable in prior years.

Senior Securities Amount						$ 88,790,000			$ 79,810,000					$ 88,790,000		$ 88,790,000		$ 79,810,000		$ 65,048,000		$ 106,848,000		$ 30,415,000		$ 37,522,000		$ 16,248,000	[7]	$ 0		$ 12,602,000		$ 53,158,000	[8]	$ 15,216,000	[8]
Senior Securities Coverage per Unit						$ 4,615			$ 4,819					$ 4,615		$ 4,615		$ 4,819		$ 6,555		$ 6,465		$ 15,681		$ 17,575		$ 33,294	[7]	$ 0		$ 44,230		$ 12,658	[8]	$ 45,171	[8]
Senior Securities, Note [Text Block]

Senior Securities

The following table sets forth information about the Fund’s outstanding senior securities as of the end of each of the period ended April 30, 2024, and the Fund’s last ten fiscal years. The Fund’s senior securities during this time period are comprised of borrowings which constitutes a “senior security” as defined in the 1940 Act. The information in this table for the period ended April 30, 2024 is unaudited. The information in this table for the fiscal years ended 2023, 2022, 2021, 2020, and 2019 has been audited by KPMG, independent registered public accounting firm. The report of KPMG thereon is included in the Fund’s Annual Report for the fiscal year ended October 31, 2023 and is incorporated by reference.

Fiscal Year Ended/Period	Title of Security	Total Amount Outstanding (000 omitted)(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit	Asset Coverage Per $1000(3)
April 30, 2024	Committed Facility Agreement	$88,790	462%	-	$4,615
October 31, 2023	Committed Facility Agreement	$79,810	482%	-	$4,819
October 31, 2022	Committed Facility Agreement	$65,048	655%	-	$6,555
October 31, 2021	Committed Facility Agreement	$106,848	646%	-	$6,465
October 31, 2020	Committed Facility Agreement	$30,415	1,568%	-	$15,681
October 31, 2019	Committed Facility Agreement	$37,522	1,757%	-	$17,575
October 31, 2018	Committed Facility Agreement	$16,248	3,329%	-	$33,294
October 31, 2017	Committed Facility Agreement	N/A	N/A	-	$-
October 31, 2016	Committed Facility Agreement	$12,602	- (4)	-	$44,230
October 31, 2015	Committed Facility Agreement	$53,158	- (4)	-	$12,658
October 31, 2014	Committed Facility Agreement	$15,216	- (4)	-	$45,171

(1)	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.

(2)	The asset coverage ratio for the Committed Facility Agreement is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of any senior securities, which includes the Committed Facility Agreement, and then multiplying by $1,000.

(3)	Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.

(4)	The fund did not disclose asset coverage ratio of line of credit payable in prior years.

Senior Securities Averaging Method, Note [Text Block]		Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment objectives and principal investment strategy

Investment Objectives. The Fund seeks high current income and capital appreciation. The Fund’s investment objectives are fundamental and may not be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies. The Fund will pursue its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in the equity and, to a lesser extent, debt securities of domestic and foreign issuers which are principally engaged in the real estate industry, real estate financing or control significant real estate assets. The Fund’s policy of investing at least 80% of its managed assets in issuers principally engaged in the real estate industry or real estate financing or which control significant real estate assets is fundamental and may not be changed without shareholder approval.

In selecting investments for the Fund, abrdn Investments Limited (“aIL” or the “Adviser”) and abrdn Inc. (“abrdn Inc.” or the “Sub-Adviser”) (aIL and abrdn Inc. are collectively referred to as the “Advisers”) consider three pillars of real estate value: “Premier Property Owners,” “Premier Property Developers” and “Premier Property Financiers and Investors.”

Premier Property Owners. The Advisers believe Premier Property Owners typically benefit from sustained demand from both buyers and tenants. As a result, investing in Premier Property Owners can provide a foundation of value. Premier Properties typically would possess superior locations, characterized by a high degree of visibility and accessibility. If also historically or architecturally prominent, they may attain “Landmark” status. The Advisers believe modern amenities, quality construction and professional building management also typically help such buildings command superior rents and prices at above average occupancies, even during a real estate downturn.

Premier Property Developers. The Advisers believe that Premier Property Developers build relationships and stature in their marketplace, which enhances their ability to locate, build and offer desirable developments to potential tenants or buyers. In this way, Premier Property Developers provide real estate investors the creation of value. Premier Property Developers of office, industrial, retail or residential property can add value to land through careful site selection, enhanced entitlement, superior design, controlled construction and professional marketing of new buildings. The production of desirable real estate often increases perceived value for the renter or buyer and thus enhances both demand and potential profitability for the Developers’ projects.

Premier Property Financiers and Investors. The Advisers perceive that Premier Property Financiers and Investors are able over time to generate superior returns on invested capital and mitigate excessive risk. Premier Property Financiers and Investors include real estate investment trusts (“REITs”), financial institutions and real estate operating companies. Through their strong market presence and/or entrepreneurial deal-making capacity, Premier Property Financiers and Investors can produce meaningful interest or dividend income and thus provide investors with the distribution of value. The Advisers believe Premier Property Financiers and Investors often are able to identify unique or opportunistic situations, negotiate from strength, structure attractive terms, and stay ahead of the pack as they source property investments. Success, over time, provides the opportunity to access competitively low-cost capital to finance new investments on an accretive basis which in turn enables such companies to grow dividends for shareholders.

The Fund’s research-driven investment strategy seeks to identify issuers globally from all three of these pillars of real estate value with the potential for capital appreciation through the different phases of the real estate cycle. Such securities may, in the Advisers’ opinion, be undervalued or otherwise poised for growth. Such investments may be heavily weighted in foreign issuers, including those in emerging markets.

The Advisers consider and evaluate environmental, social and governance (“ESG”) factors as part of the investment analysis process. The Advisers consider the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. Examples of ESG factors considered by the Advisers include, but are not limited to, carbon emissions, climate risks, labor management, employee safety and corporate governance. The relevance of ESG factors to the investment process varies across issuers and may not apply to all investments considered and evaluated by the Advisers.

Allocation of the Fund’s managed assets to domestic and foreign issuers and among countries is dependent on several criteria, including each country’s economic outlook and the outlook of its real estate market, the dividend yields of issuers in a country and the existing opportunities for investing in premier real estate securities. Under normal circumstances, the Fund pursues a flexible strategy of investing in companies throughout the world. It is anticipated that the Fund will give particular consideration to investments in relatively mature economies, including the United States, United Kingdom, Western Europe, Australia, Canada, Japan, Hong Kong and Singapore. The Fund may also give particular consideration to investments in Brazil, Mexico, India, China and Eastern Europe, particularly with respect to Premier Property Developers. These are markets where the Advisers currently perceive the greatest number of opportunities for Developers.

The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depository Receipts (“ADRs”)) that represent indirect interests in securities of foreign issuers. The Fund may invest up to 100% of its managed assets in the securities of non-U.S. issuers and is not restricted on how much may be invested in the issuers of any single country, provided the Fund limits its investments in countries that are considered emerging markets to no more than 35% of the Fund’s managed assets at any one time. Under normal circumstances, the Fund expects to invest between 20% and 80% of its managed assets in the securities of non-U.S. issuers and among the securities of issuers located in approximately 10 to 30 countries. However, during any period when the Advisers believe the non-U.S. market is unattractive, as a defensive measure, the Fund may temporarily invest up to 80% of its managed assets in the securities of U.S. issuers.

The Fund uses leverage through borrowing from a credit facility. The Fund is permitted to engage in other transactions, such as the issuance of debt securities or preferred securities, which have the effect of leverage.

For additional information, please see “INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGY.”

Investment Securities

Real Estate Securities

Under normal market conditions, the Fund intends to invest in common stocks, preferred securities, warrants and convertible securities issued by domestic and foreign issuers, including REITs, which are principally engaged in the real estate industry or real estate financing or which control significant real estate assets. For purposes of the Fund’s investment policies, the Fund considers an issuer to be principally engaged in the real estate industry, real estate financing or control significant real estate assets if it: (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate; or (ii) has at least 50% of its assets invested in such real estate.

Common Stocks

Common stocks represent an ownership interest in an issuer. While offering greater potential for long-term growth, common stocks are more volatile and more risky than some other forms of investment. Common stock prices fluctuate for many reasons, including adverse events, such as an unfavorable earnings report, changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. See “INVESTMENT SECURITIES.”

Real Estate Investment Trusts

REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act (with respect to U.S. real estate), increasing competition and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers. See “INVESTMENT SECURITIES.”

Dividends paid by REITs will generally not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”).

Preferred Stocks

Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. See “INVESTMENT SECURITIES.”

Foreign Securities

Under normal circumstances, the Fund expects to invest between 20% and 80% of its managed assets in securities of issuers located in foreign countries, concentrating on those which are principally engaged in the real estate industry, real estate financing or which control significant real estate assets. The Fund will invest in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. The Fund is not limited in the amount of assets it may invest in such foreign securities. These investments involve risks not associated with investments in the United States, including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks could result in the Advisers’ misjudging the value of certain securities or in a significant loss in the value of those securities.

Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rate applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions attributable to foreign securities will be designated as qualified dividend income. See “INVESTMENT SECURITIES.”

Emerging Market Securities

The risks of foreign investments described above apply to an even greater extent to investments in emerging markets. The Fund uses the MSCI Emerging Markets Index methodology to determine which countries are considered emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Dividends paid by issuers in emerging market countries will generally not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “INVESTMENT SECURITIES.”

ETFs

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies that seek to track or replicate a desired index, such as a sector, market or global segment. Many ETFs are passively managed. ETFs’ shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, and ETFs may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. See “INVESTMENT SECURITIES.”

Corporate Bonds, Government Debt Securities and Other Debt Securities

The Fund may invest in corporate bonds, debentures and other debt securities. Debt securities in which the Fund may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are “perpetual” in that they have no maturity date.

The Fund may invest in government debt securities, including those of U.S. issuers, emerging market issuers and of other non-U.S. issuers. These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated and include: (i) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (ii) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics issued by the above-noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. The Fund may also invest in securities denominated in currencies of emerging market countries. The Fund will not invest more than 10% of its managed assets in debt securities rated below investment grade (i.e., securities rated lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc.), or their equivalent as determined by the Advisers. These securities are commonly referred to as “junk bonds.” The foregoing credit quality policy applies only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating. See “INVESTMENT SECURITIES.”

Illiquid Securities

Illiquid securities are securities that are not readily marketable. Illiquid securities include securities that have legal or contractual restrictions on resale, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. The Fund does not have a limit on investments in illiquid securities.

Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board.

Rule 144A Securities

The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act. Generally, Rule 144A establishes a safe harbor from the registration requirements of the Securities Act for resale by large institutional investors of securities that are not publicly traded. The Advisers determine the liquidity of the Rule 144A securities according to guidelines adopted by the Board. The Board monitors the application of those guidelines and procedures.

Warrants

The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. See “INVESTMENT SECURITIES.”

Other Investments

The Fund may use a variety of other investment instruments in pursuing its investment objectives. The investments of the Fund may include fixed income securities, sovereign debt, options on foreign currencies and forward foreign currency contracts. The Fund may also invest in securities of other investment companies (such as ETFs and other closed-end investment management companies) that invest in securities in which the Fund may invest, subject to the limits of the 1940 Act. The Fund will limit its investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole in accordance with the 1940 Act and applicable federal securities laws. To the extent the Fund invests in another investment company, the Fund will bear its pro rata portion of the other investment company’s expenses, including advisory fees.

These expenses would be in addition to the expenses, including advisory fees, that the Fund bears in connection with its own operations.

Investment Techniques

The Fund may, but is under no obligation to, from time to time employ a variety of investment techniques, including those described below, to hedge against fluctuations in the price of portfolio securities, to enhance total return or to provide a substitute for the purchase or sale of securities. Some of these techniques, such as purchases of put and call options, options on stock indices and stock index futures and entry into certain credit derivative transactions, may be used as hedges against or substitutes for investments in equity securities. Other techniques such as the purchase of interest rate futures and entry into transactions involving interest rate swaps, options on interest rate swaps and certain credit derivatives are hedges against or substitutes for investments in debt securities. The Fund’s ability to utilize any of the techniques described below may be limited by restrictions imposed on its operations in connection with obtaining and maintaining its qualification as a regulated investment company under the Code. Additionally, other factors (such as cost) may make it impractical or undesirable to use any of these investment techniques from time to time.

Short Sales

The Fund may from time to time engage in short sales of securities for investment or for hedging purposes. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund may be required to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund may sell short individual stocks, baskets of stocks or ETFs, which the Fund expects to underperform other stocks which the Fund holds. For hedging purposes, the Fund may purchase or sell short future contracts on global equity indices. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. The Fund’s actual dividend expenses paid on securities sold short may be significantly higher than 0% of its managed assets due to, among other factors, the actual extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which may vary over time and from time to time.

The requirements of the 1940 Act and the Code provide that the Fund not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 30% of the value of its managed assets; however, the Fund anticipates that it will generally not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 20% of the value of its managed assets. See “INVESTMENT TECHNIQUES.”

Options on Securities

In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its managed assets (in addition to the 10% limit applicable to options on stock indices described below) to purchase put and call options on securities. The Fund will also, in certain situations, augment its investment positions by purchasing call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices. In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options.

The Fund will receive a premium when it writes put and call options, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. The Fund may purchase and write options on securities that are listed on national securities exchanges or are traded over-the-counter, although it expects, under normal circumstances, to effect such transactions on national securities exchanges.

As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying security, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying security. If, during the life of an option, the option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, the option will expire worthless. The leverage offered by trading in options could cause the Fund’s NAV to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options. See “INVESTMENT TECHNIQUES.”

Options on Stock Indices

The Fund may utilize up to 10% of its managed assets (in addition to the 10% limit applicable to options on securities) to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its managed assets. The Fund will also, in certain situations, augment its investment positions by purchasing call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices. In addition, the Fund may write covered put and call options on stock indices. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indices are similar to options on securities. Because no underlying security can be delivered, however, the option represents the holder’s right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund’s investments and the sensitivity of its investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund’s securities investments correlate with price movements in the stock index selected. In addition, successful use by the Fund of options on stock indices will be subject to the ability of the Advisers to predict correctly changes in the relationship of the underlying index to the Fund’s portfolio holdings. No assurance can be given that the Advisers’ judgment in this respect will be correct.

Futures Contracts and Options on Futures Contracts

The Fund may engage in futures transactions on U.S. and foreign exchanges. The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, to increase total return or to hedge against changes in interest rates, securities prices, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objectives and policies. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Adviser has claimed temporary relief from “commodity pool operator” registration under the Commodity Exchange Act (the “CEA”) and, therefore, is not currently subject to registration or regulation as a commodity pool operator with regard to the Fund under the CEA. See “INVESTMENT TECHNIQUES.”

Defensive Positions

During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its managed assets in cash or cash equivalents. The Fund will not be pursuing its investment objectives in these circumstances. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

Equity-Linked Securities

The Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid. See “INVESTMENT TECHNIQUES.”

Leverage

The Advisers believe that the use of leverage may provide positive absolute return in the long term and potentially increased income and would thereby be beneficial to shareholders. The portfolio management team anticipates using leverage in the amount of approximately 20% of the Fund’s total assets, under normal market conditions. The Fund’s portfolio management team currently intends to use leverage opportunistically. Depending on market conditions, the portfolio management team may choose not to use any leverage or may instead borrow more than 20% of the Fund’s total assets (but not to exceed 33 1/3%).

The Fund uses leverage through borrowing from a credit facility. The Fund is permitted to engage in other transactions, such as issuance of debt securities or preferred securities, which have the effect of leverage.

The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities. The Fund also may incur leverage through the use of investment management techniques (e.g., selling short, “uncovered” sales of put and call options, futures contracts and options on futures contracts).

Changes in the value of the Fund’s portfolio (including investments bought with amounts borrowed) will be borne entirely by the shareholders. If leverage is used and there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the NAV per share to a greater extent than if the Fund were not leveraged. During periods in which the Fund uses leverage, the fees paid to the Adviser for investment advisory services (which are effectively borne by the common shareholders and not holders of the Fund’s leverage) will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s managed assets, including the amount obtained from leverage, which may create an incentive to leverage the Fund.

If utilized, successful use of a leveraging strategy may depend on the Advisers’ ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy would be successful during any period in which it is employed.

In addition to borrowing, the Fund may use a variety of additional strategies that would be viewed as potentially adding leverage to the portfolio, subject to rating agency limitations. These include the sale of credit default swap contracts and the use of other derivative instruments. By adding additional leverage, these strategies have the potential to increase returns to shareholders, but also involve additional risks. Additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if the strategies were not used. However, to the extent that the Fund enters into offsetting transactions or owns positions covering its obligations, the leveraging effect is expected to be minimized or eliminated.

During any time in which the Fund is utilizing leverage, the fees paid to the Adviser for services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s managed assets which includes amounts borrowed for leverage purposes. See “USE OF LEVERAGE AND RELATED RISKS.”

Portfolio Turnover Rate

The Fund’s portfolio turnover rate may vary from year to year. The Fund believes that, under normal market conditions, its portfolio turnover may exceed 100%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. A high portfolio turnover rate increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover.

Risk Factors [Table Text Block]

Risk factors

The information contained under the heading “Additional Information Regarding the Fund—Risk Factors” in the Fund’s Annual Report is incorporated herein by reference. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. The Fund is also subject to the following principal risk:

ESG Integration Risk –To the extent the ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics may not be the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risks associated with such offering.

Annual Dividend Payment														(0.24)	[9]			(0.48)	[9]	(0.48)	[9]	(0.48)	[9]	(0.48)	[9]	(0.57)	[9]	(0.6)	[7]	(0.6)		(0.6)		(0.6)	[8]	(0.6)	[8]
Share Price [Table Text Block]
	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended(2)	High	Low	High	Low	High	Low
October 31, 2024	$4.66	$4.02	$4.52	$3.93	3.10%	-1.23%
July 31, 2024	$4.66	$3.61	$4.52	$3.75	5.69%	-3.73%
April 30, 2024	$3.96	$3.55	$4.15	$3.74	-4.58%	-5.59%
January 31, 2024	$3.97	$3.39	$4.37	$3.61	-8.53%	-6.09%
October 31, 2023	$4.06	$3.14	$4.27	$3.48	-4.92%	-10.29%
July 31, 2023	$4.14	$3.62	$4.38	$4.00	-5.05%	-9.73%
April 30, 2023	$4.57	$3.77	$4.87	$3.99	-6.16%	-5.51%
January 31, 2023	$4.46	$3.89	$4.73	$4.10	-5.51%	-5.12%

(1)         Source: Bloomberg L.P.

(2)         Data presented are with respect to a short period of time and are not indicative of future performance.

Lowest Price or Bid	[10],[11]			$ 4.02	$ 3.61	3.55		$ 3.39	3.14		$ 3.62	$ 3.77	$ 3.89
Highest Price or Bid	[10],[11]			4.66	4.66	3.96		3.97	4.06		4.14	4.57	4.46
Lowest Price or Bid, NAV	[10],[11]			3.93	3.75	3.74		3.61	3.48		4	3.99	4.1
Highest Price or Bid, NAV	[10],[11]			$ 4.52	$ 4.52	$ 4.15		$ 4.37	$ 4.27		$ 4.38	$ 4.87	$ 4.73
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10],[11]			3.10%	5.69%	(4.58%)		(8.53%)	(4.92%)		(5.05%)	(6.16%)	(5.51%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10],[11]			(1.23%)	(3.73%)	(5.59%)		(6.09%)	(10.29%)		(9.73%)	(5.51%)	(5.12%)
Share Price			$ 4.31			$ 3.69	[9]		$ 3.29	[9]				3.69	[9]	3.69	[9]	3.29	[9]	3.97	[9]	6.56	[9]	4.36	[9]	6.46	[9]	5.38	[7]	6.48		5.28		6.14	[8]	6.88	[8]
NAV Per Share			$ 4.25			$ 3.76	[9]		$ 3.57	[9]				$ 3.76	[9]	$ 3.76	[9]	$ 3.57	[9]	$ 4.23	[9]	$ 6.84	[9]	$ 5.23	[9]	$ 7.28	[9]	$ 6.14	[7],[9]	7.18	[7]	$ 6.38		$ 7.26	[8]	$ 7.82	[8]	$ 8.17
Latest Premium (Discount) to NAV [Percent]			1.41%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a statutory trust organized under the laws of the State of Delaware pursuant to the Agreement and Declaration of Trust dated as of February 13, 2007. The Fund is authorized to issue an unlimited number of common shares of beneficial interest no par value. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

GENERAL

Set forth below is information with respect to the Fund’s outstanding securities as of November 8, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	Unlimited	0	85,521,967.37

Except to the extent required for a Delaware business corporation, the Shareholders shall have no power to vote as to whether or not a court action, legal proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders. These requirements will not apply to claims brought under the federal securities laws.

COMMON SHARES

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Common Shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of Common Shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund intends to make a level dividend distribution each month to its shareholders after payment of fund operating expenses including interest on outstanding borrowings, if any. Unless the registered owner of Common Shares elects to receive cash, all dividends declared on Common Shares will be automatically reinvested for shareholders in additional Common Shares of the Fund. See “Dividend Reinvestment and Optional Cash Purchase Plan.” The 1940 Act or the terms of any borrowings may limit the payment of dividends to the holders of Common Shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Agreement and Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining managed assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Agreement and Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Agreement and Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote. The Fund generally will not issue share certificates.

In general, when there are any borrowings, including reverse repurchase agreements that are counted as indebtedness, or preferred shares and/or notes outstanding, the Fund may not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund’s total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares or notes from a NRSRO. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible to purchase or redeem preferred shares or notes or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Fund’s status as a regulated investment company. See “Distributions.” Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The trading or “ticker” symbol of the Common Shares on the NYSE is “AWP.”

OPEN MARKET REPURCHASE PROGRAM

The Fund’s Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding Common Shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Fund reports repurchase activity on its website on a monthly basis.

On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on the Fund’s website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period.

Pursuant to the 1940 Act, the Fund may repurchase its Common Shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such Common Shares) or as otherwise permitted in accordance with Rule 23c-1 under the 1940 Act. Under Rule 23c-1, certain conditions must be met for such alternative purchases regarding, among other things, distribution of net income for the preceding fiscal year, asset coverage with respect to the Fund’s senior debt and equity securities, identity of the sellers, price paid, brokerage commissions, prior notice to shareholders of an intention to purchase shares and purchasing in a manner and on a basis which does not discriminate unfairly against the other shareholders through their interest in the Fund. In addition, Rule 23c-1 requires the Fund to file notices of such purchase with the SEC. Additionally, pursuant to Rule 23c-1(a)(10) under the 1940 Act, the Fund may also repurchase its outstanding Common Shares outside of the open market repurchase program.

PREFERRED SHARES

The Fund does not currently have any preferred stock outstanding.

The Fund’s Agreement and Declaration of Trust provides that the Board may classify or reclassify any unissued shares of Common Shares into one or more additional or other classes or series, with rights as determined by the Board, by action by the Board without the approval of the holders of Common Shares. Holders of Common Shares have no preemptive right to purchase any preferred shares that might be issued. The terms of any preferred shares, including its dividend rate, liquidation preference and redemption provisions, will be determined by the Board, subject to applicable law and the Fund’s Agreement and Declaration of Trust. Thus, the Board could authorize the issuance of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest.

If the Fund issues series of preferred shares, it will pay dividends to the holders of the preferred shares at a fixed rate, which may be reset after an initial period, as described in the prospectus supplement accompanying a preferred shares offering.

Upon a liquidation, holders of preferred shares will be entitled to receive out of the assets of the Fund available for distribution to shareholders (after payment of claims of the Fund’s creditors but before any distributions with respect to the Fund’s Common Shares or any other class of shares of the Fund ranking junior to the preferred shares as to liquidation payments) an amount per share equal to such share’s liquidation preference plus any accumulated but unpaid distributions (whether or not earned or declared, excluding interest thereon) to the date of distribution, and such shareholders shall be entitled to no further participation in any distribution or payment in connection with such liquidation. The preferred shares carry one vote per share on all matters on which such shares are entitled to vote. The preferred shares will, upon issuance, be fully paid and non-assessable and will have no preemptive, exchange or conversion rights. The Fund will not issue any class of shares senior to the preferred shares.

Asset Maintenance Requirements

The Fund must satisfy asset maintenance requirements under the 1940 Act with respect to its preferred shares. Under the 1940 Act, such debt or preferred shares may be issued only if immediately after such issuance the value of the Fund’s total assets (less ordinary course liabilities) is at least 300% of the amount of any debt outstanding and at least 200% of the amount of any preferred shares and debt outstanding.

The Fund will be required under the statement of preferences of the preferred shares to determine whether it has, as of the last business day of each March, June, September and December of each year, an “asset coverage” (as defined in the 1940 Act) of at least 200% (or such higher or lower percentage as may be required at the time under the 1940 Act) with respect to all outstanding senior securities of the Fund that are debt or shares, including any outstanding preferred shares. If the Fund fails to maintain the asset coverage required under the 1940 Act on such dates and such failure is not cured within 60 calendar days, the Fund may, and in certain circumstances will be required to, mandatorily redeem the number of preferred shares sufficient to satisfy such asset coverage.

Restrictions on Dividends and Other Distributions for the Preferred Shares

So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in Common Shares or in options, warrants or rights to subscribe for or purchase Common Shares) in respect of the Common Shares or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such Common Shares dividend or distribution;

●	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Agreement and Declaration of Trust and By-Laws; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described “Asset Maintenance Requirements.”

No full distribution will be declared or made on any series of preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights

Except as otherwise stated in this prospectus, specified in the Fund’s Agreement and Declaration of Trust and By-Laws or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of Common Shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of Common Shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than thirty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of Common Shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Agreement and Declaration of Trust and By-Laws or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company to an open-end company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of Common Shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Agreement and Declaration of Trust and By-Laws or the issuance of additional shares of any series of preferred shares pursuant to the Agreement and Declaration of Trust and By-Laws shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The foregoing voting provisions will not apply to any preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Limitation on Issuance of Preferred Shares

So long as the Fund has preferred shares outstanding, and subject to compliance with the Fund’s investment objective, policies and restrictions, the Fund may issue and sell shares of additional preferred shares provided that the Fund will, immediately after giving effect to the issuance of such additional preferred shares and to its receipt and application of the proceeds thereof (including, without limitation, to the redemption of preferred shares to be redeemed out of such proceeds), have an “asset coverage” for all senior securities of the Fund which are shares, as defined in the 1940 Act, of at least 200% of the sum of the liquidation preference of the preferred shares of the Fund then outstanding and all indebtedness of the Fund constituting senior securities and no such additional preferred shares will have any preference or priority over any other preferred shares of the Fund upon the distribution of the assets of the Fund or in respect of the payment of dividends or distributions.

The Fund will consider from time to time whether to offer additional preferred shares or securities representing indebtedness and may issue such additional securities if the Board concludes that such an offering would be consistent with the Fund’s Agreement and Declaration of Trust and By-Laws and applicable law, and in the best interest of existing common shareholders.

Notes

The Fund does not currently have any notes outstanding.

The Agreement and Declaration of Trust authorizes the issuance of debt securities or notes, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. To the extent the Trustees authorize the issuance of any notes, the Trustees are also permitted to amend or supplement the Agreement and Declaration of Trust, as they deem appropriate. Any such amendment or supplement may set forth the rights, preferences, powers and privileges of such notes.

Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness, which in the aggregate must have asset coverage immediately after the time of issuance of at least 300%. So long as notes are outstanding, additional debt securities must rank on a parity with notes with respect to the payment of interest and upon the distribution of the Fund’s assets.

A Prospectus Supplement relating to any notes will include specific terms relating to the offering. The terms to be stated in a Prospectus Supplement will include the following:

●	the form and title of the security;

●	the aggregate principal amount of the securities;

●	the interest rate of the securities;

●	whether the interest rate for the securities will be determined by auction or remarketing;

●	the maturity dates on which the principal of the securities will be payable;

●	the frequency with which auctions or remarketings, if any, will be held;

●	any changes to or additional events of default or covenants;

●	any minimum period prior to which the securities may not be called;

●	any optional or mandatory call or redemption provisions;

●	the credit rating of the notes;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance of the notes; and

●	any other terms of the securities.

The Prospectus Supplement will describe the interest payment provisions relating to notes. Interest on notes will be payable when due as described in the related Prospectus Supplement. If the Fund does not pay interest when due, it will trigger an event of default and the Fund will be restricted from declaring dividends and making other distributions with respect to its Common Shares and preferred shares.

Under the requirements of the 1940 Act, immediately after issuing any notes the value of the Fund’s total assets, less certain ordinary course liabilities, must equal or exceed 300% of the amount of the notes outstanding. Other types of borrowings also may result in the Fund being subject to similar covenants in credit agreements.

Additionally, the 1940 Act requires that the Fund prohibit the declaration of any dividend or distribution (other than a dividend or distribution paid in the Fund’s common or preferred shares or in options, warrants or rights to subscribe for or purchase the Fund’s common or preferred shares) in respect of the Fund’s common or preferred shares, or call for redemption, redeem, purchase or otherwise acquire for consideration any such fund common or preferred shares, unless the Fund’s notes have asset coverage of at least 300% (200% in the case of a dividend or distribution on preferred shares) after deducting the amount of such dividend, distribution, or acquisition price, as the case may be. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. Moreover, the Indenture related to the notes could contain provisions more restrictive than those required by the 1940 Act, and any such provisions would be described in the related Prospectus Supplement.

Upon the occurrence and continuance of an event of default, the holders of a majority in principal amount of a series of outstanding notes or the trustee will be able to declare the principal amount of that series of notes immediately due and payable upon written notice to the Fund. A default that relates only to one series of notes does not affect any other series and the holders of such other series of notes will not be entitled to receive notice of such a default under the Indenture. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity will occur automatically with respect to all series. At any time after a declaration of acceleration with respect to a series of notes has been made, and before a judgment or decree for payment of the money due has been obtained, the holders of a majority in principal amount of the outstanding notes of that series, by written notice to the Fund and the trustee, may rescind and annul the declaration of acceleration and its consequences if all events of default with respect to that series of notes, other than the non-payment of the principal of that series of notes which has become due solely by such declaration of acceleration, have been cured or waived and other conditions have been met.

In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to the Fund or to the Fund’s creditors, as such, or to the Fund’s assets, or (b) any liquidation, dissolution or other winding up of the Fund, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of the Fund, then (after any payments with respect to any secured creditor of the Fund outstanding at such time) and in any such event the holders of notes shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all notes (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the notes, before the holders of any of the Fund’s common or preferred shares are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such shares. The holders of notes shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of the Fund being subordinated to the payment of the notes, which may be payable or deliverable in respect of the notes in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors may include, without limitation, service providers including the Advisers, Custodian, administrator, auction agent, broker-dealers and the trustee, pursuant to the terms of various contracts with the Fund. Secured creditors may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with the Fund that create liens, pledges, charges, security interests, security agreements or other encumbrances on the Fund’s assets.

A consolidation, reorganization or merger of the Fund with or into any other company, or a sale, lease or exchange of all or substantially all of the Fund’s assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

The notes have no voting rights, except as mentioned below and to the extent required by law or as otherwise provided in the Indenture relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with the notes or certain other borrowings (if any), the 1940 Act does in certain circumstances grant to the note holders or lenders certain voting rights. The 1940 Act requires that provision is made either (i) that, if on the last business day of each of twelve consecutive calendar months such notes shall have an asset coverage of less than 100%, the holders of such notes voting as a class shall be entitled to elect at least a majority of the members of the Fund’s Trustees, such voting right to continue until such notes shall have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. It is expected that, unless otherwise stated in the related Prospectus Supplement, provision will be made that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. As reflected above, the Indenture relating to the notes may also grant to the note holders voting rights relating to the acceleration of maturity upon the occurrence and continuance of an event of default, and any such rights would be described in the related Prospectus Supplement.

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below NAV, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1⁄3% increase in the Fund’s Common Shares outstanding.

Additional Information on the Transferability of Rights.  The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional Rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS AND DERIVATIVES

The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy.

Repurchase agreements are required to be fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying collateral securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government and its agencies or instrumentalities) may have maturity dates exceeding one (1) year.

The Fund may borrow through entering into reverse repurchase agreements under which the Fund sells portfolio investments to financial institutions such as banks and broker-dealers and generally agrees to repurchase them at a mutually agreed future date and price. Generally, the effect of a reverse repurchase agreement is that, during the term of the agreement, the Fund can obtain and reinvest all or most of the cash value of the portfolio investment it sold under the agreement and still be entitled to the returns associated with such portfolio investment—thereby resulting in a transaction similar to a borrowing and giving rise to leverage for the Fund. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

The Fund also expects to enter into other transactions that may give rise to a form of leverage including, among others, swaps, futures and forward contracts, options and other derivative transactions. However, these transactions may represent a form of economic leverage and will create risks. Further, the Fund may incur losses on such transactions (including the entire amount of the Fund’s investment in such transaction) even if they are covered.

Investing in derivatives can involve leverage risk, liquidity risk, counterparty risk, market risk and operational/legal risk. The Fund may utilize options, forward contracts, futures contracts and options on futures contracts. These instruments involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the counterparty to the transaction (i.e., counterparty risk), illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used. In addition, transactions in such instruments may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Amounts paid as premiums and cash or other assets held in margin accounts with respect to such instruments are not otherwise available to the Fund for investment purposes.

Further, the use of such instruments by the Fund could create the possibility that losses on the instrument would be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances, and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a position without incurring substantial losses. Such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of call options, in which case the market exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of hedging will reduce the NAV of the Fund’s securities, and possibly income, and the losses can be greater than if hedging had not been used. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts may also increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash. The use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The Fund will be subject to credit risk with respect to the counterparties to any transactions in options, forward contracts, futures contracts or options on futures contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

When conducted outside the United States, transactions in options, forward contracts, futures contracts or options on futures contracts may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act governing a registered investment company’s use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as a fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if a fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors. The Fund’s implementation of Rule 18-4 is limited by its fundamental investment restrictions.

CREDIT FACILITY AND NOTES

The Fund utilizes leverage through borrowings and may enter into definitive agreements with respect to a credit facility or other borrowing program. The Fund may negotiate with commercial banks to arrange a credit facility pursuant to which the Fund would expect to be entitled to borrow an amount equal to approximately one-third (1/3) of the Fund’s total assets (inclusive of the amount borrowed). Any such borrowings would constitute financial leverage. Such a credit facility is not expected to be convertible into any other securities of the Fund, outstanding amounts are expected to be pre-payable by the Fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The Fund may be required to prepay outstanding amounts under the credit facility or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund would be expected to indemnify the lenders under the credit facility against liabilities they may incur in connection with the credit facility. The Fund is currently a party to the Credit Facility. Although the Fund currently intends to renew the Credit Facility, prior to its expiration date there can be no assurance that the Fund will be able to do so or do so on terms similar to the current Credit Facility, which may adversely affect the ability of the Fund to pursue its investment objectives and strategies.

The Fund may also obtain leverage through the issuance of notes representing indebtedness. Such notes are not expected to be convertible into any other securities of the Fund. Outstanding amounts would be payable at maturity or such earlier times as required by the terms of the notes. The Fund may be required to prepay outstanding amounts under the notes or incur a penalty rate of interest upon the occurrence of certain events of default.

The Fund may use leverage to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund is not permitted to incur indebtedness, including through the issuance of notes or other debt securities, unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the aggregate amount of the outstanding indebtedness (i.e., such aggregate amount may not exceed 33 1/3 % of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such distribution) is at least 300% of such aggregate amount. If the Fund issues notes, borrows money or enters into a credit facility, the Fund intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%.

The Fund may seek the highest credit rating possible from one or more NRSROs on any notes that the Fund issues. In such a case, the Fund intends that, as long as notes are outstanding, the composition of its portfolio will reflect guidelines established by such NRSRO. Although, as of the date hereof, no NRSRO has established guidelines relating to the Fund’s notes, based on previous guidelines established by NRSROs for the securities of other issuers, the Fund anticipates that the guidelines with respect to the notes will establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of the notes, the Fund currently anticipates that such guidelines will include asset coverage requirements which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality investments and certain mandatory redemption requirements relating to the notes. No assurance can be given that the guidelines actually imposed with respect to the notes by a NRSRO will be more or less restrictive than as described in this prospectus.

In addition, the Fund expects that any notes or a credit facility would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies, engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund would only agree to a limit on its ability to change its fundamental investment policies if doing so was consistent with the 1940 Act and applicable state law. The Fund may be required to pledge (or otherwise grant a security interest in) some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any notes or credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a credit facility, or issue notes, on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into or issued, any such notes or credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares and/or notes or debt securities. The Fund is currently a party to the Credit Facility. See “Investment Objectives and Principal Investment Strategy — Use of Leverage and Related Risks” for more information.

ANTI-TAKEOVER AND CERTAIN OTHER PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

Anti-Takeover Provisions

The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund. The Board is divided into three classes, with the term of one class expiring at each annual meeting of the Fund’s shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay the replacement of a majority of the Board. A Trustee may be removed from office without cause only by a written instrument signed or adopted by two-thirds of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter.

The Agreement and Declaration of Trust provides that the Fund may not merge with another entity, or sell, lease or exchange all or substantially all of its assets without the approval of at least two-thirds of the Trustees and 75% of the affected shareholders.

In addition, the Agreement and Declaration of Trust requires the favorable vote of the holders of at least 80% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of the Fund’s outstanding shares and their affiliates or associates, unless two-thirds of the Board have approved by resolution a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of outstanding shares (a “Principal Shareholder”) refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan or pursuant to any offering in which such Principal Shareholder acquires securities that represent no greater a percentage of any class or series of securities being offered than the percentage of any class of shares beneficially owned by such Principal Shareholder immediately prior to such offering or, in the case of securities, offered in respect of another class or series, the percentage of such other class or series beneficially owned by such Principal Shareholder immediately prior to such offering); (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (v) the purchase by the Fund, or any entity controlled by the Fund, of any Common Shares from any Principal Shareholder or any person to whom any Principal Shareholder transferred Common Shares.

Reference should be made to the Agreement and Declaration of Trust on file with the SEC for the full text of these provisions.

The Agreement and Declaration of Trust provides that the Fund shall indemnify the Trustees and officers of the Fund (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth in Section 4.2 of the Agreement and Declaration of Trust by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the ease of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the ease of affiliated indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought if the Fund receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Fund unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of those Trustees who are neither interested persons of the Fund nor parties to the proceeding, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Control Share Statute

The Fund is subject to the control share acquisition statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds, such as the Fund, and the Fund has not broadly exempted acquisition of control shares in its governing instrument.

The Control Share Statute provides for thresholds at which a person has the power to directly or indirectly exercise or direct the exercise of the voting power of shares in the election of trustees, above which shares are considered control shares. Whether a voting power threshold is met is determined by aggregating the holdings of the acquirer as well as those of any “associate,” as discussed below. These thresholds are:

●	10% or more, but less than 15% of all voting power;

●	15% or more, but less than 20% of all voting power;

●	20% or more, but less than 25% of all voting power;

●	25% or more, but less than 30% of all voting power;

●	30% or more, but less than a majority of all voting power; or

●	a majority or more of all voting power.

Once a threshold is reached, an acquirer has no voting rights under the DSTA with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by a vote of shareholders, or otherwise exempted by the fund’s board of trustees. Approval by shareholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of a Fund. Alternatively, the Board is permitted, but not obligated, to exempt acquisitions of control shares, either in advance or retroactively. The Control Share Statute does not provide that the Fund can generally “opt out” of the application of the Control Share Statute. As of the date hereof, the Board has not exempted any acquisition of control shares nor made any determination with respect to the provisions of the Control Share Statute.

The foregoing is only a summary of certain aspects of the Control Share Statute. Some uncertainty around the application under the 1940 Act of state control share statutes exists as a result of recent federal and state court decisions that have found that certain control share acquisition provisions violate the 1940 Act.

CONVERSION TO OPEN-END FUND

The Fund may be converted to an open-end management investment company at any time if approved by a majority of the Trustees then in office, by the holders of not less than 75% of the Trust’s outstanding Shares entitled to vote thereon and by such vote or votes of the holders of any class or classes or series of Shares as may be required by the 1940 Act. The composition of the Fund’s portfolio and/or its investment policies could prohibit the Fund from complying with regulations of the SEC applicable to open-end management investment companies unless significant changes in portfolio holdings, which might be difficult and could involve losses, and investment policies are made. Conversion of the Fund to an open-end management investment company also would require the redemption of any outstanding preferred shares and could require the repayment of borrowings, which would reduce the leveraged capital structure of the Fund with respect to the Common Shares. In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. The Board believes the closed-end structure is desirable, given the Fund’s investment objectives and policies. Common shareholders of an open-end management investment company can require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge, if any, as might be in effect at the time of a redemption. If converted to an open-end fund, the Fund expects to pay all redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at NAV plus a sales load.

Other Security, Title [Text Block]		SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below NAV, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1⁄3% increase in the Fund’s Common Shares outstanding.

Additional Information on the Transferability of Rights.  The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional Rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	Unlimited	0	85,521,967.37

ESG Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ESG Integration Risk –To the extent the ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics may not be the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		405-5700
Contact Personnel Name		Lucia Sitar, Esq
Committed Facility Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]					$ 88,790,000			$ 79,810,000					$ 88,790,000		$ 88,790,000		$ 79,810,000		$ 65,048,000		$ 106,848,000		$ 30,415,000		$ 37,522,000		$ 16,248,000				$ 12,602,000		$ 53,158,000		$ 15,216,000
Senior Securities Coverage per Unit	[13]					$ 462			$ 482					$ 462		$ 462		$ 482		$ 655		$ 646		$ 1,568		$ 1,757		$ 3,329				$ 0	[14]	$ 0	[14]	$ 0	[14]
Preferred Stock Liquidating Preference						$ 0			$ 0					$ 0		0		0		0		0		0		0		0		0		0		0		0
Senior Securities Average Market Value per Unit	[15]															$ 4,615		$ 4,819		$ 6,555		$ 6,465		$ 15,681		$ 17,575		$ 33,294		$ 0		$ 44,230		$ 12,658		$ 45,171
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[16]	$ 0.02
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[16]	5
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[16]	0.12
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	[16]	$ 25
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]		Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Agreement and Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]		Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining managed assets of the Fund among its shareholders.
Security Liabilities [Text Block]		The Agreement and Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund.
Security Preemptive and Other Rights [Text Block]		There are no pre-emptive rights associated with the shares.
Distributions May Reduce Principal [Text Block]		The 1940 Act or the terms of any borrowings may limit the payment of dividends to the holders of Common Shares.
Outstanding Security, Title [Text Block]		COMMON SHARES	Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			85,521,967.37
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Voting Rights

Except as otherwise stated in this prospectus, specified in the Fund’s Agreement and Declaration of Trust and By-Laws or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of Common Shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of Common Shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than thirty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of Common Shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Agreement and Declaration of Trust and By-Laws or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company to an open-end company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of Common Shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Agreement and Declaration of Trust and By-Laws or the issuance of additional shares of any series of preferred shares pursuant to the Agreement and Declaration of Trust and By-Laws shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The foregoing voting provisions will not apply to any preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Security Liquidation Rights [Text Block]

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Outstanding Security, Title [Text Block]		PREFERRED SHARES

[1]	If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	The Adviser receives a monthly fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the period ended April 30, 2024, were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period.
[4]	The percentage in the table is based on average total borrowings of $ 77,181,417 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas (the “Credit Facility”) as of April 30, 2024, representing approximately % of the Fund’s Managed Assets) and an average interest rate during the six-month period ended April 30, 2024, of 6.37%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[5]	Fee waivers and/or expense reimbursements have been restated to reflect current contractual rates. Effective August 1, 2024, the Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit total operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) as a percentage of net assets to 1.40% per annum of the Fund’s average daily net assets on an annualized basis until June 30, 2026. The Fund may repay any such waiver or reimbursement from the Adviser, within three years of the waiver or reimbursement, provided that such repayments do not cause the Fund to exceed (i) the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or (ii) the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest is not subject to the reimbursement agreement, interest expenses are included in the “Total annual expenses after expense reimbursement” line item.
[6]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. The expense reimbursement agreement for the Fund, described in footnote 6 to the fee table above, is reflected in the figures listed in the above expense example for the current duration of the agreement only. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund - Advisory Agreements.”
[7]	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG. Previous years were audited by different independent registered public accounting firms.
[8]	Net investment income is based on average shares outstanding during the period.
[9]	Based on average shares outstanding.
[10]	Data presented are with respect to a short period of time and are not indicative of future performance.
[11]	Source: Bloomberg L.P.
[12]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[13]	The asset coverage ratio for the Committed Facility Agreement is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of any senior securities, which includes the Committed Facility Agreement, and then multiplying by $1,000.
[14]	The fund did not disclose asset coverage ratio of line of credit payable in prior years.
[15]	Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.
[16]	Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus.